Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.61

Exception Grades
Run Date - XXX
SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXX	XXX	2024110617		XXX	XXX	XXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		XXX% owner occupancy concentration, lender exception in file.	Borrower has been employed in the same industry for more than XXX years. Borrower has owned the subject property for at least XXX years. Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than XXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXX months. The qualifying DTI on the loan is at least XXX% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least XXX points.	XXX disposable income. XXX months reserves DTI is XXX% below guideline max. Fico is XXX points above guideline minimum.	SitusAMC SitusAMC Originator,SitusAMC SitusAMC Originator,SitusAMC Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (XXX): Lender exception in file.			XXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	XXX	XXX		C	B	B	B	C	A	A	A		N/A	No
XXX	XXX	2024110617		XXX	XXX	XXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The XXX states the roof coverage is based on actual cash value if replaced prior to XXX, lender exception in file.	Borrower has been employed in the same industry for more than XXX years. Borrower has owned the subject property for at least XXX years. Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than XXX years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXX months. The qualifying DTI on the loan is at least XXX% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least XXX points.	XXX disposable income. XXX months reserves DTI is XXX% below guideline max. Fico is XXX points above guideline minimum.	SitusAMC SitusAMC Originator,SitusAMC SitusAMC Originator,SitusAMC Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (XXX): Lender exception in file.			XXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	XXX	XXX		C	B	B	B	C	A	A	A		N/A	No
XXX	XXX	2024110617		XXX	XXX	XXX	Compliance	Compliance	XXX Compliance	Missing Required Data (other than HUD-1 or Note)	Disparity In Occupancy - Investment Loans	Loan does not qualify for Investment Loans scope because the Final 1003 does not indicate that the property will be an Investment Property or the Final 1003 Declarations, Valuation or Occupancy Cerificate indicates the borrower intends to occupy the subject property.	The appraisal reflects the subject property is owner occupied, however this is a refinance of an investment property.				Reviewer Comment (XXX): Updated appraisal provided, exception cleared. Seller Comment (XXX): Attached Revised Appraisal.	XXX			1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	XXX	XXX		C	B	B	B	C	A	A	A		N/A	No
XXX	XXX	2024110622		XXX	XXX	XXX	Credit	Missing Document	General	Missing Document	Missing Document: Road Maintenance Agreement not provided		XXX Maintenance Agreement document required				Reviewer Comment (XXX): Documentation provided; exception cleared. Seller Comment (XXX): Attached XXX from title that the XXX is maintained by the HOA. Please Cancel.	XXX			1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	XXX	XXX		C	B	C	B	A	A	A	A		N/A	No
XXX	XXX	2024110622	XXX	XXX	XXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Borrower is a XXX purchasing an investment home in a XXX	Borrower has been employed in the same industry for more than XXX years.

Borrower has verified disposable income of at least $XXX.

Borrower has worked in the same position for more than XXX years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXX months.

Borrowers made a down payment from their own funds on this purchase transaction of at least XXX% and $XXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least XXX%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXX%.

														The representative FICO score exceeds the guideline minimum by at least XXX points.	Borrower has been in same job for XXX years. Borrower has residual income of $XXX. Borrower has reserves above required amount by XXX months. Borrower has FICO score above required by XXX points.	Originator,SitusAMC Originator,SitusAMC SitusAMC Originator,SitusAMC SitusAMC SitusAMC SitusAMC Originator,SitusAMC	Reviewer Comment (XXX): Lender exception in file.			XXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	XXX	XXX		C	B	C	B	A	A	A	A		N/A	No
XXX	XXX	2024110627	XXX	XXX	XXX	Compliance	Compliance	XXX Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided XXX Business Days Prior to Consummation	ECOA Valuations Rule (XXX): Creditor did not provide a copy of each valuation to applicant XXX (XXX) business days prior to consummation. (Type:XXX)	Verification of appraisal was delivered to borrower was not provided	Reviewer Comment (XXX): Initial appraisal provided, no change in value, evidence of receipt provided, exception cleared.

Seller Comment (XXX): XXX - Entered comments in DD Portal & Clarity.  Uploaded Initial Appraisal Report dated XXX & updated Appraisal Report dated XXX located in Rejected/Obsolete folder - appraised value $XXX.  Appraisal Acknowledgement e-mail dated XXX - located in Clarity - Document # XXX & Certified Report Delivery Confirmation located in Clarity - Document # XXX.  Updated Appraisal Report dated XXX located in Clarity - Document # XXX & XXX - Certified Report Delivery Confirmation dated XXX located in Clarity - Document # XXX.  No change in value, only clerical revisions, therefore, not required to provide to borrower XXX (XXX) business days prior to consummation. There is no timing issue - please review and clear exception.
																		XXX			1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	XXX	XXX		C	A	C	A	B	A	A	A		N/A	No
XXX	XXX	2024110627	XXX	XXX	XXX	Credit	Credit	XXX Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of XXX% exceeds Guideline total debt ratio of XXX%.	1008 shows other monthly payments of $XXX, however calculated liabilities are $XXX. Evidence to support omission of debts was not provided.	Reviewer Comment (XXX): Received and associated corrected 1008. Exception cleared.

Seller Comment (XXX): attached is the correct 1008 and the income calc sheet for rental that was referenced and it was calculated correctly on the subject.  Please Cancel.

Reviewer Comment (XXX): Provide corrected 1008 reflecting other monthly payment as $XXX and negative cash flow from subject property as $XXX. Exception remains.

Seller Comment (XXX): The rental income is not calculated correctly, the auditor hit the borrower with the full subject property rents.  Please see income calculation on page XXX of Clarity.  Please Cancel.
																		XXX			1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	XXX	XXX		C	A	C	A	B	A	A	A		N/A	No
XXX	XXX	2024110618		XXX	XXX	XXX	Compliance	Compliance	XXX Compliance	TRID	TRID XXX Percent Tolerance Violation With Sufficient Cure Provided At Closing	XXX Integrated Disclosure: XXX Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Sufficient or excess cure was provided to the borrower at Closing. (XXX)					Reviewer Comment (XXX): Sufficient Cure Provided At Closing		XXX		1	A	A	A	A	A	A	A	A	A	A	XXX	XXX	XXX	XXX	Final CD evidences Cure	A	A	A	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
XXX	XXX	2024110634	XXX	XXX	XXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Non-Permanent resident alien with XXX immigration status, lender exception in file.	Borrower has verified disposable income of at least $XXX.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXX months.

Borrowers made a down payment from their own funds on this purchase transaction of at least XXX% and $XXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least XXX%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXX%.

The qualifying DTI on the loan is at least XXX% less than the guideline maximum.

														The representative FICO score exceeds the guideline minimum by at least XXX points.	$XXX residual income. XXX months reserves. Fico is XXX points above guideline minimum.	Originator,SitusAMC Originator,SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC Originator,SitusAMC	Reviewer Comment (XXX): Lender exception in file.			XXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	XXX	XXX		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXX	XXX	2024110626		XXX	XXX	XXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower is XXX weeks XXX of owning and managing other XXX property, lender exception in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXX% and $XXX. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .XXX. The representative FICO score exceeds the guideline minimum by at least XXX points.	XXX months reserves verified.	Originator,SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (XXX): Lender exception in file.			XXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	XXX	XXX		C	B	C	B			A	A		N/A	No
XXX	XXX	2024110626		XXX	XXX	XXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Missing complete XXX month housing history. Per 1003, borrower has owned current primary for XXX months (in XXX name only), however prior to purchase, borrower XXX. Please provide evidence of prior rental to verify complete XXX month housing history.				Reviewer Comment (XXX): Documentation provided; exception cleared. Seller Comment (XXX): Attached XXX Stays to complete the XXX month history.	XXX			1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	XXX	XXX		C	B	C	B			A	A		N/A	No
XXX	XXX	2024110623		XXX	XXX	XXX	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $XXX is less than Cash From Borrower $XXX.	Missing source of gift XXX XXX, XXX, etc. to verify XXX gave the gift.				Reviewer Comment (XXX): Gift documentation provided, exception cleared. Seller Comment (XXX): Waterfall to #XXX	XXX			1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	XXX	XXX		C	A	C	A			A	A		N/A	No
XXX	XXX	2024110623		XXX	XXX	XXX	Credit	Missing Document	General	Missing Document	Missing Document: Official Check not provided		The file is missing a copy of the XXX check/deposit receipt for the gift funds.				Reviewer Comment (XXX): Gift documentation provided, exception cleared. Seller Comment (XXX): Attached the wire for the gift funds	XXX			1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	XXX	XXX		C	A	C	A			A	A		N/A	No
XXX	XXX	2024110628		XXX	XXX	XXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		XXX requires that the purpose and activities of the company be limited, exclusively, to the "XXX" of XXX. Lender exception in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXX months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .XXX. The representative FICO score exceeds the guideline minimum by at least XXX points.	XXX months reserves. Fico is XXX points above guideline minimum.	Originator,SitusAMC SitusAMC Originator,SitusAMC	Reviewer Comment (XXX): Lender exception in file.			XXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	XXX	XXX		B	B	B	B			A	A		N/A	No
XXX	XXX	2024110633		XXX	XXX	XXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Certificate of XXX Standing not dated, guidelines require it to be within XXX days prior to the Note date.				Reviewer Comment (XXX): Per client, guideline update on XXX applies to loan in process regardless of registration date, exception cleared. Seller Comment (XXX): Per XXX the XXX of Credit Policy on the attached announcement the the Name of an Entity guidelines for the Edge and Access products have been updated effective immediately regardless of the registration date. Please Cancel.	XXX			1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	XXX	XXX		C	A	C	A			A	A		N/A	No
XXX	XXX	2024110630		XXX	XXX	XXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		XXX borrowers on file and B2 does not have XXX months of ownership in XXX. The only property B2 owns is the subject purchased on XXX, lender exception in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXX months. The representative FICO score exceeds the guideline minimum by at least XXX points.	XXX months reserves Fico is XXX points above guideline minimum.	Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (XXX): Lender exception in file.			XXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	XXX	XXX		B	B	B	B			A	A		N/A	No
XXX	XXX	2024110621		XXX	XXX	XXX	Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized. Highest level secondary valuation supports the value. There is a lower level tertiary product that does not support the qualifying value. Sec ID: XXX	Note Date: XXX; Lien Position:XXX	Field review supports value.				Reviewer Comment (XXX): Waived Reviewer Comment (XXX): Please accept as is. Seller Comment (XXX): Attached AVM			XXX	2	A	A	A	A	A	A	A	A	B	B	XXX	XXX	XXX	XXX		B	B	A	A			B	B		N/A	No